Deferred Income Tax Assets and Liabilities - Schedule of Deferred Income Tax Assets and Liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total Deferred Income Tax Liabilities [Member]
Deferred income tax assets
Beginning balance	S/ (298)	S/ (543)
Effect on profit or loss	254	245
Effect on OCI
Quarry rehabilitation provision
Ending balance	(44)	(298)
Total Deferred Income Tax Liabilities Net [Member]
Deferred income tax assets
Beginning balance	11,428	9,005
Effect on profit or loss	10,388	2,423
Effect on OCI
Quarry rehabilitation provision
Ending balance	21,816	11,428
Total Deferred Income Tax Liabilities [Member]
Deferred income tax assets
Effect on profit or loss	13,218	23,809
Effect on OCI	109	(627)
Movement of Deferred Income Tax Assets [Member] | Impairment of Investments in Subsidiary [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	7,375
Effect on OCI
Quarry rehabilitation provision
Ending balance	7,375
Movement of Deferred Income Tax Assets [Member] | Provision for Expected Credit Losses on Trade Accounts Receivable [Member]
Deferred income tax assets
Beginning balance	2,561	2,088
Effect on profit or loss	730	473
Effect on OCI
Quarry rehabilitation provision
Ending balance	3,291	2,561
Movement of Deferred Income Tax Assets [Member] | Provision of Discounts and Bonuses to Customers [Member]
Deferred income tax assets
Beginning balance	1,864	1,779
Effect on profit or loss	827	85
Effect on OCI
Quarry rehabilitation provision
Ending balance	2,691	1,864
Movement of Deferred Income Tax Assets [Member] | Provision for Vacations [Member]
Deferred income tax assets
Beginning balance	2,215	2,101
Effect on profit or loss	243	114
Effect on OCI
Quarry rehabilitation provision
Ending balance	2,458	2,215
Movement of Deferred Income Tax Assets [Member] | Effect of Differences Between Book and Tax Bases of Fixed Assets [Member]
Deferred income tax assets
Beginning balance	1,276	342
Effect on profit or loss	2	934
Effect on OCI
Quarry rehabilitation provision
Ending balance	1,278	1,276
Movement of Deferred Income Tax Assets [Member] | Effect of Differences Between Book and Tax Bases of Inventories [Member]
Deferred income tax assets
Beginning balance	55	55
Effect on profit or loss	808
Effect on OCI
Quarry rehabilitation provision
Ending balance	863	55
Movement of Deferred Income Tax Assets [Member] | Estimate for Devaluation of Spare Parts and Supplies. [Member]
Deferred income tax assets
Beginning balance	422	435
Effect on profit or loss	177	(13)
Effect on OCI
Quarry rehabilitation provision
Ending balance	599	422
Movement of Deferred Income Tax Assets [Member] | Legal Claim Contingency [Member]
Deferred income tax assets
Beginning balance	461	461
Effect on profit or loss	(148)
Effect on OCI
Quarry rehabilitation provision
Ending balance	313	461
Movement of Deferred Income Tax Assets [Member] | Lease Liability [Member]
Deferred income tax assets
Beginning balance	441	700
Effect on profit or loss	(297)	(259)
Effect on OCI
Quarry rehabilitation provision
Ending balance	144	441
Movement of Deferred Income Tax Assets [Member] | Tax loss carryforward [Member]
Deferred income tax assets
Beginning balance		693
Effect on profit or loss		(693)
Effect on OCI
Quarry rehabilitation provision
Ending balance
Movement of Deferred Income Tax Assets [Member] | Others [Member]
Deferred income tax assets
Beginning balance	2,431	894
Effect on profit or loss	417	1,537
Effect on OCI
Quarry rehabilitation provision
Ending balance	2,848	2,431
Movement of Deferred Income Tax Assets [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets
Beginning balance	11,726	9,548
Effect on profit or loss	10,134	2,178
Effect on OCI
Quarry rehabilitation provision
Ending balance	21,860	11,726
Deferred Income Tax Liabilities [Member] | Right of Use Assets [Member]
Deferred income tax assets
Beginning balance	(315)	(560)
Effect on profit or loss	254	245
Effect on OCI
Quarry rehabilitation provision
Ending balance	(61)	(315)
Deferred Income Tax Liabilities [Member] | Others [Member]
Deferred income tax assets
Beginning balance	17	17
Effect on profit or loss
Effect on OCI
Quarry rehabilitation provision
Ending balance	17	17
Movement of Deferred Income Tax Liabilities [Member] | Provision for Expected Credit Losses on Trade Accounts Receivable [Member]
Deferred income tax assets
Beginning balance	1,107	653
Effect on profit or loss	(69)	454
Effect on OCI
Quarry rehabilitation provision
Ending balance	1,038	1,107
Movement of Deferred Income Tax Liabilities [Member] | Provision for Vacations [Member]
Deferred income tax assets
Beginning balance	4,220	3,884
Effect on profit or loss	176	336
Effect on OCI
Quarry rehabilitation provision
Ending balance	4,396	4,220
Movement of Deferred Income Tax Liabilities [Member] | Legal Claim Contingency [Member]
Deferred income tax assets
Beginning balance	210	210
Effect on profit or loss	(169)
Effect on OCI
Quarry rehabilitation provision
Ending balance	41	210
Movement of Deferred Income Tax Liabilities [Member] | Lease Liability [Member]
Deferred income tax assets
Beginning balance	1,226	428
Effect on profit or loss	708	798
Effect on OCI
Quarry rehabilitation provision
Ending balance	1,934	1,226
Movement of Deferred Income Tax Liabilities [Member] | Right of Use Assets [Member]
Deferred income tax assets
Beginning balance	(1,197)	(392)
Effect on profit or loss	(698)	(805)
Effect on OCI
Quarry rehabilitation provision
Ending balance	(1,895)	(1,197)
Movement of Deferred Income Tax Liabilities [Member] | Total Deferred Income Tax Liabilities Net [Member]
Deferred income tax assets
Beginning balance	(120,876)	(141,635)
Effect on profit or loss	2,830	21,386
Effect on OCI	109	(627)
Quarry rehabilitation provision
Ending balance	(117,937)	(120,876)
Movement of Deferred Income Tax Liabilities [Member] | Project Deterioration Salmueras [Member]
Deferred income tax assets
Beginning balance	18,245	18,030
Effect on profit or loss	192	215
Effect on OCI
Quarry rehabilitation provision
Ending balance	18,437	18,245
Movement of Deferred Income Tax Liabilities [Member] | Impairment of Fixed Assets [Member]
Deferred income tax assets
Beginning balance	8,928
Effect on profit or loss	(322)	8,928
Effect on OCI
Quarry rehabilitation provision
Ending balance	8,606	8,928
Movement of Deferred Income Tax Liabilities [Member] | Provision for Compensation to Officials [Member]
Deferred income tax assets
Beginning balance	8,756	9,435
Effect on profit or loss	(4,645)	(679)
Effect on OCI
Quarry rehabilitation provision
Ending balance	4,111	8,756
Movement of Deferred Income Tax Liabilities [Member] | Estimation for Impairment of Mining Assets [Member]
Deferred income tax assets
Beginning balance	7,380	7,655
Effect on profit or loss	(295)	(275)
Effect on OCI
Quarry rehabilitation provision
Ending balance	7,085	7,380
Movement of Deferred Income Tax Liabilities [Member] | Financial Instrument at Fair Value with Changes in Other Comprehensive Income [Member]
Deferred income tax assets
Beginning balance	6,814	6,807
Effect on profit or loss
Effect on OCI	109	7
Quarry rehabilitation provision
Ending balance	6,923	6,814
Movement of Deferred Income Tax Liabilities [Member] | Estimate for Depreciation of Spare Parts and Supplies [Member]
Deferred income tax assets
Beginning balance	6,683	5,924
Effect on profit or loss	1,725	759
Effect on OCI
Quarry rehabilitation provision
Ending balance	8,408	6,683
Movement of Deferred Income Tax Liabilities [Member] | Provision for Quarry Closure [Member]
Deferred income tax assets
Beginning balance	5,738	3,563
Effect on profit or loss	(532)	802
Effect on OCI
Quarry rehabilitation provision	439	1,373
Ending balance	5,645	5,738
Movement of Deferred Income Tax Liabilities [Member] | Others [Member]
Deferred income tax assets
Beginning balance	1,446	328
Effect on profit or loss	1,500	1,118
Effect on OCI
Quarry rehabilitation provision
Ending balance	2,946	1,446
Movement of Deferred Income Tax Liabilities [Member] | Total Deferred Income Tax Assets [Member]
Deferred income tax assets
Beginning balance	70,753	56,917
Effect on profit or loss	(1,731)	12,456
Effect on OCI	109	7
Quarry rehabilitation provision	439	1,373
Ending balance	69,570	70,753
Movement of Deferred Income Tax Liabilities [Member] | Effect of the Difference Between Accounting and Tax Bases of Fixed Assets and the Difference in Depreciation Rates [Member]
Deferred income tax assets
Beginning balance	(188,410)	(187,236)
Effect on profit or loss	4,867	199
Effect on OCI
Quarry rehabilitation provision	(439)	(1,373)
Ending balance	(183,982)	(188,410)
Movement of Deferred Income Tax Liabilities [Member] | Effect of Costs Incurred from Bond Issuance [Member]
Deferred income tax assets
Beginning balance	(1,980)	(2,371)
Effect on profit or loss	392	391
Effect on OCI
Quarry rehabilitation provision
Ending balance	(1,588)	(1,980)
Movement of Deferred Income Tax Liabilities [Member] | Net Gain from Cash Flow Derivatives [Member]
Deferred income tax assets
Beginning balance		(8,511)
Effect on profit or loss		9,145
Effect on OCI		(634)
Quarry rehabilitation provision
Ending balance
Movement of Deferred Income Tax Liabilities [Member] | Others [Member]
Deferred income tax assets
Beginning balance	(42)	(42)
Effect on profit or loss
Effect on OCI
Quarry rehabilitation provision
Ending balance	(42)	(42)
Movement of Deferred Income Tax Liabilities [Member] | Total Deferred Income Tax Liabilities [Member]
Deferred income tax assets
Beginning balance	(191,629)	(198,552)
Effect on profit or loss	4,561	8,930
Effect on OCI		(634)
Quarry rehabilitation provision	(439)	(1,373)
Ending balance	S/ (187,507)	S/ (191,629)